VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 17.3%
Alkane Resources Ltd. * † 20,334,527 $ 8,300,743
Aurelia Metals Ltd. * † 60,951,453 6,155,659
Australian Strategic
Materials Ltd. * 1 1
Bellevue Gold Ltd. * † 36,959,527 45,504,429
Capricorn Metals Ltd. * † 13,972,428 46,923,049
De Grey Mining Ltd. * † 65,159,879 53,827,142
Emerald Resources NL * † 19,943,255 38,167,304
Evolution Mining Ltd. 56,551,929 132,321,823
Firefinch Ltd. * †∞ 54,133,739 1,589,258
Genesis Minerals Ltd. * † 27,749,187 33,603,103
Gold Road Resources Ltd. 43,141,857 44,539,209
Kingsgate Consolidated
Ltd. * † 11,621,686 9,274,333
OceanaGold Corp. (CAD) 23,678,926 53,543,332
Perseus Mining Ltd. 52,265,927 73,375,837
Ramelius Resources Ltd. 46,037,504 55,944,325
Red 5 Ltd. * † 105,214,715 26,123,253
Regis Resources Ltd. * † 28,679,738 37,739,178
Resolute Mining Ltd. * 67,702,423 19,010,849
Silver Lake Resources Ltd. * 35,048,021 28,370,888
Silver Mines Ltd. * † 69,614,496 7,715,445
Tietto Minerals Ltd. * 39,683,653 15,934,928
West African Resources
Ltd. * † 32,157,158 25,209,203
Westgold Resources Ltd. † 17,308,802 29,644,119
792,817,410
Burkina Faso : 1.4%
IAMGOLD Corp. (USD) * 18,617,607 61,996,631
Underline
Canada : 51.4%
Alamos Gold, Inc. (USD) ‡ 20,489,334 302,217,676
Archer Exploration Corp. * 1,075,827 31,800
Aris Mining Corp. * † 5,560,747 19,970,612
Arizona Metals Corp. * † 5,232,185 7,810,097
Artemis Gold, Inc. * † 6,792,504 40,757,534
Aya Gold & Silver, Inc. * † 5,628,851 48,499,836
B2Gold Corp. (USD) 44,521,601 116,201,379
Calibre Mining Corp. * 28,994,960 35,781,698
Dakota Gold Corp. (USD) * 3,300,578 7,822,370
Discovery Silver Corp. * † 13,527,568 7,097,412
Dundee Precious Metals, Inc. 5,510,900 41,945,147
Endeavour Silver Corp.
(USD) * † 9,864,287 23,772,932
Equinox Gold Corp. (USD) * † 12,585,974 75,767,563
Filo Corp. * † 3,515,565 61,439,580
First Majestic Silver Corp.
(USD) † 12,265,634 72,121,928
Fortuna Silver Mines, Inc.
(USD) * 13,096,070 48,848,341
Gold Royalty Corp. (USD) † 5,435,629 10,218,982
GoldMining, Inc. (USD) * † 8,720,667 7,630,584
K92 Mining, Inc. * † 8,563,436 39,866,726
Karora Resources, Inc. * † 7,192,730 27,000,974
Kinross Gold Corp. (USD) 54,894,531 336,503,475
Lundin Gold, Inc. † 3,953,857 55,630,103
MAG Silver Corp. (USD) * † 3,085,626 32,645,923
Number
of Shares Value
Canada (continued)
McEwen Mining, Inc. (USD) *
† 1,870,861 $ 18,446,689
Metalla Royalty & Streaming
Ltd. (USD) † 4,111,588 12,787,039
New Found Gold Corp. * † 4,453,402 16,421,560
New Gold, Inc. (USD) * 26,475,731 45,008,743
Novagold Resources, Inc.
(USD) * † 8,728,409 26,185,227
Orla Mining Ltd. (USD) * † 7,493,120 28,398,925
Osisko Gold Royalties Ltd.
(USD) † 6,690,476 109,857,616
Osisko Mining, Inc. * 14,647,062 30,089,660
Pan American Silver Corp.
(USD) † ‡ 18,592,090 280,368,717
Prime Mining Corp. * † 5,132,243 8,305,644
Sandstorm Gold Ltd. (USD) † 10,454,543 54,886,351
Seabridge Gold, Inc. (USD) *
† 3,358,446 50,779,704
Silvercorp Metals, Inc.
(USD) † 7,982,319 26,022,360
SilverCrest Metals, Inc.
(USD) * † 5,857,967 39,014,060
Skeena Resources Ltd. * † 2,785,651 12,824,390
SSR Mining, Inc. (USD) 7,705,940 34,368,492
Sulliden Mining Capital,
Inc. * 1,689,990 31,221
Torex Gold Resources, Inc. * 2,853,400 42,044,556
Triple Flag Precious Metals
Corp. (USD) † 3,249,234 46,951,431
Victoria Gold Corp. * 1,673,644 8,187,344
Wesdome Gold Mines Ltd. *
† 5,444,059 40,591,580
2,351,153,981
China : 1.6%
Zhaojin Mining Industry Co.
Ltd. (HKD) † 54,495,200 74,258,239
Underline
Egypt : 1.3%
Centamin Plc (GBP) 40,136,285 57,211,606
Underline
Indonesia : 0.7%
Bumi Resources Minerals
Tbk PT * 3,499,243,800 33,130,390
Underline
Jersey, Channel Islands : 0.1%
Caledonia Mining Corp. Plc
(USD) 620,617 6,870,230
Underline
Kyrgyzstan : 1.0%
Centerra Gold, Inc. (CAD) 7,484,170 44,244,123
Underline
Mexico : 3.9%
Fresnillo Plc (GBP) 8,743,570 51,830,147
Industrias Penoles SAB de
CV * † 8,865,463 126,029,522
177,859,669
Peru : 5.1%
Cia de Minas Buenaventura
SAA (ADR) ‡ 13,053,796 207,294,281

VANECK JUNIOR GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Peru (continued)
Hochschild Mining Plc
(GBP) * 15,138,590 $ 24,287,522
231,581,803
South Africa : 6.0%
DRDGOLD Ltd. (ADR) † 984,830 8,075,606
Harmony Gold Mining Co.
Ltd. (ADR) ‡ 32,562,386 266,034,694
274,110,300
Turkey : 2.8%
Eldorado Gold Corp. (USD) * 6,845,337 96,313,891
Koza Altin Isletmeleri AS 45,598,845 31,520,653
127,834,544
United Kingdom : 2.9%
Endeavour Mining Plc 5,643,920 114,627,204
Greatland Gold Plc * † 222,270,186 17,408,533
132,035,737
United States : 4.4%
Argonaut Gold, Inc. (CAD) * † 36,831,528 10,614,665
Aura Minerals, Inc. (BRL)
(BDR) 1,532,185 11,414,366
Coeur Mining, Inc. * † 12,649,602 47,689,000
Number
of Shares Value
United States (continued)
Gatos Silver, Inc. * † 1,608,888 $ 13,498,570
GoGold Resources, Inc.
(CAD) * † 14,518,811 13,196,481
Hecla Mining Co. † 18,691,579 89,906,495
i-80 Gold Corp. * † 9,622,667 12,894,374
199,213,951
Total Common Stocks
(Cost: $4,588,459,072) 4,564,318,614
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.9%
Money Market Fund: 1.9%
(Cost: $87,426,815)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 87,426,815 87,426,815
Total Investments: 101.8%
(Cost: $4,675,885,887) 4,651,745,429
Liabilities in excess of other assets: (1.8)% (81,645,630)
NET ASSETS: 100.0% $ 4,570,099,799
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $258,015,090.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended March 31, 2024 were as follows:
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2024
Dividend
Income
Alamos Gold, Inc. $–(a) $37,968,479 $(6,491,528) $3,374,447 $22,531,733 $302,217,677 $456,765
B2Gold Corp. 233,544,410 9,469,154 (87,171,390) (54,112,898) 14,472,103 –(b) 2,954,986
Cia de Minas
Buenaventura
SAA –(a) 64,467,068 (4,120,389) 1,899,854 (1,494,591) 207,294,280 –
Harmony Gold
Mining Co. Ltd. –(a) 103,304,726 (3,379,083) 2,031,328 43,330,689 266,034,694 –
Metalla Royalty &
Streaming Ltd. 10,607,277 2,350,637 (297,384) 9,027 117,482 –(b) –
Pan American
Silver Corp. 319,425,235 13,971,847 (28,838,762) (18,323,283) (5,866,320) 280,368,717 1,924,790
$563,576,922 $231,531,911 $(130,298,536) $(65,121,525) $73,091,096 $1,055,915,368 $5,336,541